REVENUE AND COST OF SALES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue And Cost Of Sales
Revenue from mining operations	$ 34,116	$ 33,359	$ 34,692